Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 4,468	$ 280
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	23,284	$ 25,409	$ 25,409
Amount used during the period			(1,212)
Reclassification during the period	2,685
Remeasurement	(4,468)		(913)
Closing balance	$ 21,501		$ 23,284